Provisions for pensions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [line items]
Schedule of provision for pensions

	2024			2023
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
France	17,742	—	17,742	19,122		19,122
Canada	5,181	168	5,349	6,538	169	6,707
Others	4,695	—	4,695	4,145		4,145
Total provisions for pensions	27,618	168	27,786	29,805	169	29,974

France
Disclosure of other provisions [line items]
Schedule of changes in obligation

	2024	2023
	US$'000	US$'000
Obligations at the beginning of year	19,122	16,338
Service cost	1,154	733
Borrowing costs	539	596
Actuarial differences	(1,035)	2,039
Benefits paid	(894)	(1,200)
Exchange differences	(1,144)	616
Others	—	—
Obligations at the end of year	17,742	19,122

Summary of the main actuarial assumptions used to calculate obligations

	2024	2023
Salary increase	1.60% - 6.10%	1.60% - 6.10%
Discount rate	3.40%	3.15%
Expected inflation rate	2.20%	2.20%
Mortality	TGH 05 and TGF 05	TGH 05 and TGF 05
Retirement age	64-65	64-65

CANADA
Disclosure of other provisions [line items]
Schedule of changes in obligation

The changes to these obligations in the year ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Pension	Post-retirement		Pension	Post-retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	20,196	5,742	25,938	18,266	5,497	23,763
Service cost	93	296	389	110	205	315
Borrowing cost	914	263	1,177	943	287	1,230
Actuarial differences	(14)	(314)	(328)	1,449	(185)	1,264
Benefits paid	(1,123)	(201)	(1,324)	(985)	(183)	(1,168)
Exchange differences	(1,587)	(460)	(2,047)	413	121	534
Obligations at the end of year	18,479	5,326	23,805	20,196	5,742	25,938

Summary of the main actuarial assumptions used to calculate obligations

	2024		2023
	Pension	Postretirement	Pension	Postretirement
	Plan	Plan	Plan	Plan
Salary increase	2.75% - 3.00%	N/A	2.75% - 3.00%	N/A
Discount rate	4.68%	4.75%	4.65%	4.65%
Mortality	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B
Retirement age	58-60	58-60	58-60	58-60

Schedule showing reconciliation of benefit obligations, plan assets and funded status

	2024			2023
		Post-			Post-
	Pension	retirement		Pension	retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	18,479	5,326	23,805	20,196	5,742	25,938
Fair value of plan assets	(18,456)	—	(18,456)	(19,231)	—	(19,231)
Provision for pensions	23	5,326	5,349	965	5,742	6,707

Schedule showing fair value rollforward of plan assets

For the years ended December 31, 2024 and 2023, the changes in plan assets were as follows:

	2024	2023
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	19,231	17,777
Interest income on assets	806	927
Actuarial return on plan assets	728	803
Benefits paid	(1,045)	(1,002)
Participant contribution	11	17
Contributions paid by the employer	385	433
Other	(138)	(121)
Exchange differences	(1,522)	397
Fair value of plan assets at the end of the year	18,456	19,231

Schedule of breakdown in percentage of plan assets

	2024	2023
Cash	—%	—%
Equity Mutual Funds	26%	30%
Fixed Income Securities	25%	17%
Assets held by insurance company	49%	53%
Total	100%	100%